Total Capital and Net Income Per Common Unit - Additional Information - Common Units (Details) shares in Millions, $ in Millions	1 Months Ended
Jun. 30, 2016 USD ($) shares
Limited Partners' Capital Account [Line Items]
Proceeds from issuance of common limited partners units | $	$ 99.5
General partner's interest	2.00%
Common Units [Member]
Limited Partners' Capital Account [Line Items]
Proceeds from equity offerings, net of offering costs (note 12), units | shares	22.0